Drilling rigs (Details) (Drilling rigs [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Drilling rigs [Member]
Drilling units [Line Items]
Cost	$ 2,297.0	$ 1,453.7
Accumulated depreciation	(194.0)	(119.1)
Net book value	2,103.0	1,334.6
Depreciation and amortization expense	$ 74.9	$ 56.9	$ 55.8